Stockholders’ Equity	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Stockholders’ Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 8 – STOCKHOLDERS’ EQUITY

The total number of shares of stock which the Company is authorized to issue is 200,000,000 shares, consisting of 190,000,000 shares of common stock, $0.001 par value per share, and 10,000,000 shares of preferred stock, $0.001 par value per share. Of the 10,000,000 authorized shares of preferred stock, 5,000 shares were designated as Series X preferred stock, 1,250,000 shares were designated as Series B preferred stock, and 1,250,000 shares were designated as Series C preferred stock.

In October 2024, the Company issued 5,000 shares of Series X preferred stock to Collab CA’s sole member. In December 2024, pursuant to the Reorganization Agreement, the member of Collab CA exchanged 100% of its membership interests for 4,550,500 shares of the Company’s common stock. Both the issuance of Series X preferred stock and the issuance of common shares pursuant to the share exchange were conducted with YRQ Irrevocable Trust (“YRQ”), Collab CA’s sole member. These series of transactions are considered together as part of the Reorganization.

Series B Preferred Stock

Pursuant to a Series B Certificate of Designation filed with the Secretary of State of Nevada on June 5, 2025, the Company is authorized to issue up to 1,250,000 shares of Series B preferred stock with a stated value of $4.00 per share.

During the year ended September 30, 2025, the Company issued an aggregate of 200,000 shares of Series B preferred stock to accredited investors for a total purchase price of $800,000. Of this amount, $150,000 was collected in October 2025.

The Series B preferred stock has the following rights and preferences:

Automatic Conversion

Pursuant to the Series B Certificate of Designation, in connection with, and on the closing of a Qualified Public Offering, Qualified Financing or Qualified Disposition, all of the outstanding shares of Series B preferred stock shall automatically convert along with the aggregate accrued or accumulated and unpaid dividends thereon into an aggregate number of shares of common stock as is determined by dividing the stated value per share along with the aggregate accrued or accumulated and unpaid dividends on the outstanding shares of Series B preferred stock by the Conversion Price.

Pursuant to the Series B Certificate of Designation, in connection with, and on the closing of a Qualified Public Offering (public offering resulting in listing on a national exchange), Qualified Financing (equity financing greater than $3,000,000) or Qualified Disposition, all of the outstanding shares of Series B preferred stock shall automatically convert along with the aggregate accrued or accumulated and unpaid dividends thereon into an aggregate number of shares of common stock as is determined by dividing the stated value per share along with the aggregate accrued or accumulated and unpaid dividends on the outstanding shares of Series B preferred stock by the Conversion Price.

Conversion price - Each share of Series B Preferred Stock is convertible into shares of common stock based on its stated value, divided by a conversion price equal to 70% of the assumed offering price of $4.00 of the Company’s common stock. Accordingly, the number of common shares issuable upon conversion varies based on the offering price.

Accrual and Payment of Dividends

In the event the Qualified Public Offering is not consummated by December 31, 2026, dividends on such share of Series B preferred stock shall accrue, whether or not declared by the Board and whether or not there are funds legally available for the payment of dividends, $0.32 annually per share or at the rate of 8% per annum on the sum of the Liquidation Value which is $4.00 per share of Series B preferred stock (as adjusted for any stock splits, stock dividends, recapitalizations, or similar transaction with respect to the Series B preferred stock). All accrued dividends on any share shall be paid in cash only when, as and if declared by the Board out of funds legally available therefor or upon a Liquidation of the Series B preferred stock; provided, that to the extent not paid on the last day of March, June, September, and December of each calendar year (each such date, a “Dividend Payment Date”), all accrued dividends on any share shall accumulate and compound on the applicable Dividend Payment Date whether or not declared by the Board and shall remain accumulated, compounding dividends until paid pursuant hereto or converted pursuant to the terms herein. All accrued and accumulated dividends on the shares shall be prior and in preference to any dividend on any junior securities and shall be fully declared and paid before any dividends are declared and paid, or any other distributions or redemptions are made, on any junior securities, other than to (a) declare or pay any dividend or distribution payable on the common stock in shares of common stock or (b) repurchase common stock held by employees or consultants of the Company upon the termination of their employment or services pursuant to agreements providing for such repurchase. Accordingly, an aggregate of $41,260 preferred stock dividends were accrued for the six months ended March 31, 2026, of which $15,683 was paid, with the remaining $25,577 unpaid as of March 31, 2026.

Liquidation

In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company (a “Liquidation”), the holders of shares of Series B preferred stock then outstanding shall be entitled to be paid out of the assets of the Company available for distribution to its stockholders, before any payment shall be made to the holders of junior securities by reason of their ownership thereof, an amount in cash equal to the aggregate Liquidation Value of all shares held by such holder, plus all unpaid accrued and accumulated dividends on all such shares (whether or not declared).

In addition to and after payment in full of all preferential amounts required to be paid to the holders of Series B preferred stock upon a Liquidation, the holders of shares of Series B preferred stock then outstanding shall be entitled to participate with the holders of shares of junior securities then outstanding, pro rata as a single class based on the number of outstanding shares of Junior Securities on an as-converted basis held by each holder as of immediately prior to the Liquidation, in the distribution of all the remaining assets and funds of the Company available for distribution to its stockholders.

If upon any Liquidation the remaining assets of the Company available for distribution to its stockholders shall be insufficient to pay the holders of the shares of Series B preferred stock the full preferential amount to which they are entitled, (i) the holders of the shares shall share ratably in any distribution of the remaining assets and funds of the Company in proportion to the respective full preferential amounts which would otherwise be payable in respect of the Series B preferred stock in the aggregate upon such Liquidation if all amounts payable on or with respect to such shares were paid in full, and (ii) the Company shall not make or agree to make any payments to the holders of Junior Securities.

Voting

The Series B preferred stock are not entitled to any votes with respect to any and all matters presented to the stockholders of the Company for their action or consideration (whether at a meeting of stockholders of the Company, by written action of stockholders in lieu of a meeting or otherwise), except as provided by law.

Reissuance of Series B Preferred Stock

Any shares of Series B preferred stock converted or otherwise acquired by the Company shall be cancelled and retired as authorized and issued shares of capital stock of the Company and no such shares shall thereafter be reissued, sold, or transferred.

Protective Provisions

No provision of the Series B Certificate of Designation may be amended, modified, or waived except by an instrument in writing executed by the Company and the holders of not less than two-thirds of the then total outstanding shares of Series B preferred stock (a “Supermajority Interest”) and any such written amendment, modification, or waiver will be binding upon the Company and each holder of Series B preferred stock; provided, that no such action shall change or waive (a) the definition of Liquidation Value, or (b) the rate at which or the manner in which dividends on the Series B preferred stock accrue or accumulate or the times at which such dividends become payable without the prior written consent of each holder of outstanding shares of Series B preferred stock; provided, further, that no amendment, modification, or waiver of the terms or relative priorities of the Series B preferred stock may be accomplished by the merger, consolidation, or other transaction of the Company with another Company or entity unless the Company has obtained the prior written consent of the all of the holders of the Series B preferred stock.

Redemption

The Series B designation allows for the shares to be redeemed solely at the discretion of the Company if an IPO has not commenced as of March 31, 2026 and provides for a window of repurchase. There are no circumstances in which the holder can force redemption.

Series C Preferred Stock

Pursuant to a Series C Certificate of Designation filed with the Secretary of State of Nevada in December 2025, the Company is authorized to issue up to 1,250,000 shares of Series C preferred stock with a stated value of $4.00 per share.

During the six months ended March 31, 2026, the Company issued an aggregate of 688,250 shares of Series C convertible preferred stock to investors for an aggregate purchase price of $2,753,000. Investor funds were deposited directly into a segregated escrow account at a third-party transfer agent pursuant to the related Securities Purchase Agreement. As of March 31, 2026 the escrowed balance of $2,762,575 (which includes $9,575 of interest earned during the period) is reflected as restricted cash within current assets on the consolidated condensed balance sheets.

The Series C convertible preferred stock is redeemable for cash if (i) a Qualified Public Offering is not consummated on or before September 30, 2026, or (ii) the related Securities Purchase Agreement is terminated by the Company. Holders of the Series C convertible preferred stock have no right to require redemption. Because redemption may occur upon an event that is not solely within the Company’s control, the Series C convertible preferred stock is classified as temporary (mezzanine) equity If a Qualified Public Offering is not consummated by September 30, 2026, or the Board of Directors approves termination of the Securities Purchase Agreement, the Company will reclassify the Series C convertible preferred stock from temporary equity to a liability measured at fair value at that date.

The Company adjusts the carrying amount of the Series C convertible preferred stock to its redemption value at each reporting date. The redemption value equals the aggregate liquidation value plus all accrued and unpaid cumulative dividends. As of March 31, 2026, the redemption value of the Series C convertible preferred stock was $2,792,615, comprising of the aggregate liquidation value of $2,753,000 and accrued and unpaid cumulative dividends of $39,615.

Cumulative dividends are added to the carrying amount recorded as a deemed dividend and reduces income available to common stockholders.

The Series C preferred stock has the following rights and preferences:

Automatic Conversion

Pursuant to the Series C Certificate of Designation, in connection with, and on the closing of a Qualified Public Offering (public offering resulting in listing on a national exchange), all of the outstanding shares of Series C preferred stock shall automatically convert along with the aggregate accrued or accumulated and unpaid dividends thereon into an aggregate number of shares of common stock as is determined by dividing the stated value per share along with the aggregate accrued or accumulated and unpaid dividends on the outstanding shares of Series C preferred stock by the Conversion Price.

Conversion Price

Each share of Series C preferred stock is convertible into shares of common stock based on its stated value, divided by a conversion price equal to 90% of the Qualified Public Offering price. Accordingly, the number of common shares issuable upon conversion varies based on the offering price.

Liquidation

In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company (a “Liquidation”), the holders of shares of Series C preferred stock then outstanding shall be entitled to be paid out of the assets of the Company available for distribution to its stockholders, before any payment shall be made to the holders of junior securities, an amount in cash equal to the aggregate Liquidation Value of all shares held by such holder, plus all unpaid accrued and accumulated dividends (whether or not declared).

In addition to and after payment in full of all preferential amounts required to be paid to the holders of Series C preferred stock upon a Liquidation, the holders of shares of Series C preferred stock then outstanding shall be entitled to participate with the holders of junior securities then outstanding, pro rata as a single class based on the number of outstanding shares of junior securities on an as-converted basis held by each holder as of immediately prior to the Liquidation.

If upon any Liquidation the remaining assets of the Company available for distribution are insufficient to pay the holders of the shares of Series C preferred stock the full preferential amount, (i) the holders shall share ratably in any distribution in proportion to the respective full preferential amounts, and (ii) the Company shall not make any payments to the holders of junior securities.

Voting

The Series C preferred stock is not entitled to any votes with respect to matters presented to stockholders, except as required by law.

Protective Provisions

No provision of the Series C Certificate of Designation may be amended, modified, or waived except by an instrument in writing executed by the Company and the holders of not less than two-thirds of the then total outstanding shares of Series C preferred stock (a “Supermajority Interest”). Certain provisions, including those relating to liquidation value and dividends, require the consent of each holder.

The consent of the holders of a Supermajority Interest is also required for certain actions, including amendments to the Certificate of Designation, incurrence of significant indebtedness outside the ordinary course of business, and other actions that may adversely affect the rights of the Series C preferred stock.

Reissuance of Series C Preferred Stock

Any shares of Series C preferred stock converted or otherwise acquired by the Company shall be cancelled and retired as authorized and issued shares of capital stock of the Company and no such shares shall thereafter be reissued, sold, or transferred.

Series X Preferred Stock

Each share of Series X preferred stock is entitled to 1,000 votes. The holders of shares of Series X preferred stock are entitled to vote on all matters on which the Company’s common stock shall be entitled to vote.

The holders of the Series X preferred stock are not entitled to dividends.

The holders of the Series X preferred stock shall not be entitled to any liquidation preference and the shares are not subject to redemption. Upon the event of liquidation, dissolution or winding up of the Company, voluntary or involuntary, the holders of Series X preferred stock would be entitled to receive the initial stated value of the Company’s preferred stock.

The holders of the shares of Series X preferred stock shall not have any rights to convert such shares into, or exchange such shares for, shares of any other series or class of capital stock of the Company.

Common Stock

Each share of common stock entitles its holder to one vote per share on all matters to be voted or consented upon by the stockholders. Holders of our common stock are not entitled to cumulative voting rights with respect to the election of directors.

Holders of common stock are entitled to receive ratably such dividends or other distributions, if any, as may be declared by the Board out of funds legally available.

In the event of the liquidation, dissolution or winding up of our business, the holders of common stock are entitled to share ratably in the assets available for distribution after the payment of all of debts and other liabilities, subject to the prior rights of the holders of the Company’s preferred stock.

Collab CA Equity Transactions

During the six months ended March 31, 2026 and 2025, the Company’s related party made contributions of $20,000 and $16,000, respectively, all consisting of non-cash in-kind services.

The additions and contributions of Collab CA have been reflected in additional-paid in capital.

Collab Z Equity Transactions

In March and April 2025, the Company acquired a 40% interest in various joint ventures through the issue of 60,000 shares for a total consideration of $120,000, representing the fair value of the investment at the acquisition date of $2.00 per share using a market participation exit approach under ASC 820 whereby management considered factors such as the expected timing and offering price of the anticipated IPO,, and the underlying price of other equity transactions.

In the event that the Company fails to consummate an initial public offering of its securities (the “Collab IPO”) on or prior to December 31, 2026 (the “Collab IPO Deadline”):

(a)	The joint venture partner shall have the option to:

(i)	Surrender all securities of the Company purchased pursuant to an equity sale; and

(ii)	Receive in exchange for such surrendered securities Collab’s member interests.

(iii)	The Company shall pay the joint venture partner an amount equal to the total capital contributions made by the joint venture partner as of the option exercise date minus the total distributions received by the joint venture partner as of the option exercise date.

(b)	The Company shall have the option to:

(i)	Surrender all its member’s interests; and

(ii)	Receive in exchange for such surrendered interests the securities of its member purchased pursuant to an equity sale.

(iii)	The Company shall pay the joint venture partner an amount equal to the total capital contributions made by the joint venture partner as of the option exercise date minus the total distributions received by the joint venture partner as of the option exercise date.

(c)	In the event that both the joint venture and the Company elect to exercise their respective options concurrently, the Company’s right to exercise shall take precedence.

The shares issued pursuant to the Joint Venture Agreement were determined to contain certain redemption rights and subject to the occurrence of uncertain future events (the Collab IPO) pursuant to ASC 480, and therefore the value of $120,000 was included within temporary equity on the consolidated balance sheet.

The assumptions in estimating the fair value of common stock include the identification of comparable companies, observable multiples and appropriate discounts based on the facts and circumstances. The Company also considered the selling price of preferred financings relative to the convertible features of the underlying commons stock. These estimates are highly subjective. Management will be required to estimate fair value, until such point in time that the Company had observable transactions or its shares are quoted on an exchange.

NOTE 8 – STOCKHOLDERS’ EQUITY

The total number of shares of stock which the Company is authorized to issue is 200,000,000 shares, consisting of 190,000,000 shares of common stock, $0.001 par value per share, and 10,000,000 shares of preferred stock, $0.001 par value per share. Of the 10,000,000 authorized shares of preferred stock, 5,000 shares were designated as Series X preferred stock and 1,250,000 shares were designated as Series B preferred stock.

In October 2024, the Company issued 5,000 shares of Series X preferred stock to Collab CA’s sole member. In December 2024, pursuant to the Reorganization Agreement, the member of Collab CA exchanged 100% of its membership interests for 4,550,500 shares of the Company’s common stock. Both the issuance of Series X preferred stock and the issuance of common shares pursuant to the share exchange were conducted with YRQ Irrevocable Trust (“YRQ”), Collab CA’s sole member. These series of transactions are considered together as part of the Reorganization.

Series B Preferred Stock

Pursuant to a Series B Certificate of Designation filed with the Secretary of State of Nevada on June 5, 2025, the Company is authorized to issue up to 1,250,000 shares of Series B preferred stock with a stated and liquidation value of $4.00 per share.

During the year ended September 30, 2025, the Company issued an aggregate of 200,000 shares of Series B preferred stock to accredited investors for a total purchase price of $800,000. Of this amount, $150,000 was collected in October 2025. Accordingly, the $150,000 was recorded as a subscription receivable and presented as a current asset on the balance sheet as of September 30, 2025.

The Series B preferred stock has the following rights and preferences:

Automatic Conversion

Pursuant to the Series B Certificate of Designation, in connection with, and on the closing of a Qualified Public Offering, Qualified Financing or Qualified Disposition, all of the outstanding shares of Series B preferred stock shall automatically convert along with the aggregate accrued or accumulated and unpaid dividends thereon into an aggregate number of shares of common stock as is determined by dividing the stated value per share along with the aggregate accrued or accumulated and unpaid dividends on the outstanding shares of Series B preferred stock by the Conversion Price, which is 70% of the qualified public offering price, qualified financing offering price or qualified disposition price.

Pursuant to the Series B Certificate of Designation, in connection with, and on the closing of a Qualified Public Offering (public offering resulting in listing on a national exchange), Qualified Financing (equity financing greater than $3,000,000) or Qualified Disposition, all of the outstanding shares of Series B preferred stock shall automatically convert along with the aggregate accrued or accumulated and unpaid dividends thereon into an aggregate number of shares of common stock as is determined by dividing the stated value per share along with the aggregate accrued or accumulated and unpaid dividends on the outstanding shares of Series B preferred stock by the Conversion Price.

Accrual and Payment of Dividends

In the event the Qualified Public Offering is not consummated by December 31, 2025, dividends on such share of Series B preferred stock shall accrue, whether or not declared by the Board and whether or not there are funds legally available for the payment of dividends, at the rate of 8% per annum on the sum of the Liquidation Value which is $4.00 per share of Series B preferred stock (as adjusted for any stock splits, stock dividends, recapitalizations, or similar transaction with respect to the Series B preferred stock). All accrued dividends on any share shall be paid in cash only when, as and if declared by the Board out of funds legally available therefor or upon a Liquidation of the Series B preferred stock; provided, that to the extent not paid on the last day of March, June, September, and December of each calendar year (each such date, a “Dividend Payment Date”), all accrued dividends on any share shall accumulate and compound on the applicable Dividend Payment Date whether or not declared by the Board and shall remain accumulated, compounding dividends until paid pursuant hereto or converted pursuant to the terms herein. All accrued and accumulated dividends on the shares shall be prior and in preference to any dividend on any junior securities and shall be fully declared and paid before any dividends are declared and paid, or any other distributions or redemptions are made, on any junior securities, other than to (a) declare or pay any dividend or distribution payable on the common stock in shares of common stock or (b) repurchase common stock held by employees or consultants of the Company upon the termination of their employment or services pursuant to agreements providing for such repurchase.

Liquidation

In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company (a “Liquidation”), the holders of shares of Series B preferred stock then outstanding shall be entitled to be paid out of the assets of the Company available for distribution to its stockholders, before any payment shall be made to the holders of junior securities by reason of their ownership thereof, an amount in cash equal to the aggregate Liquidation Value of all shares held by such holder, plus all unpaid accrued and accumulated dividends on all such shares (whether or not declared).

In addition to and after payment in full of all preferential amounts required to be paid to the holders of Series B preferred stock upon a Liquidation, the holders of shares of Series B preferred stock then outstanding shall be entitled to participate with the holders of shares of junior securities then outstanding, pro rata as a single class based on the number of outstanding shares of Junior Securities on an as-converted basis held by each holder as of immediately prior to the Liquidation, in the distribution of all the remaining assets and funds of the Company available for distribution to its stockholders.

If upon any Liquidation the remaining assets of the Company available for distribution to its stockholders shall be insufficient to pay the holders of the shares of Series B preferred stock the full preferential amount to which they are entitled, (i) the holders of the shares shall share ratably in any distribution of the remaining assets and funds of the Company in proportion to the respective full preferential amounts which would otherwise be payable in respect of the Series B preferred stock in the aggregate upon such Liquidation if all amounts payable on or with respect to such shares were paid in full, and (ii) the Company shall not make or agree to make any payments to the holders of Junior Securities.

Voting

The Series B preferred stock are not entitled to any votes with respect to any and all matters presented to the stockholders of the Company for their action or consideration (whether at a meeting of stockholders of the Company, by written action of stockholders in lieu of a meeting or otherwise), except as provided by law.

Reissuance of Series B preferred stock

Any shares of Series B preferred stock converted or otherwise acquired by the Company shall be cancelled and retired as authorized and issued shares of capital stock of the Company and no such shares shall thereafter be reissued, sold, or transferred.

Protective Provisions

No provision of the Series B Certificate of Designation may be amended, modified, or waived except by an instrument in writing executed by the Company and the holders of not less than two-thirds of the then total outstanding shares of Series B preferred stock (a “Supermajority Interest”) and any such written amendment, modification, or waiver will be binding upon the Company and each holder of Series B preferred stock; provided, that no such action shall change or waive (a) the definition of Liquidation Value, or (b) the rate at which or the manner in which dividends on the Series B preferred stock accrue or accumulate or the times at which such dividends become payable without the prior written consent of each holder of outstanding shares of Series B preferred stock; provided, further, that no amendment, modification, or waiver of the terms or relative priorities of the Series B preferred stock may be accomplished by the merger, consolidation, or other transaction of the Company with another Company or entity unless the Company has obtained the prior written consent of the all of the holders of the Series B preferred stock.

Redemption

The Series B designation allow for the shares to be redeemed solely at the discretion of the Company if an IPO has not commenced as of December 31, 2025 and provides for a window of repurchase. There are no circumstances in which the holder can force redemption.

Series X Preferred Stock

Each share of Series X preferred stock is entitled to 1,000 votes. The holders of shares of Series X preferred stock are entitled to vote on all matters on which the Company’s common stock shall be entitled to vote.

The holders of the Series X preferred stock are not entitled to dividends.

The holders of the Series X preferred stock shall not be entitled to any liquidation preference and the shares are not subject to redemption. Upon the event of liquidation, dissolution or winding up of the Company, voluntary or involuntary, the holders of Series X preferred stock would be entitled to receive the initial stated value of the Company’s preferred stock.

The holders of the shares of Series X preferred stock shall not have any rights to convert such shares into, or exchange such shares for, shares of any other series or class of capital stock of the Company.

Common Stock

Each share of common stock entitles its holder to one vote per share on all matters to be voted or consented upon by the stockholders. Holders of our common stock are not entitled to cumulative voting rights with respect to the election of directors.

Holders of common stock are entitled to receive ratably such dividends or other distributions, if any, as may be declared by the Board out of funds legally available.

In the event of the liquidation, dissolution or winding up of our business, the holders of common stock are entitled to share ratably in the assets available for distribution after the payment of all of debts and other liabilities, subject to the prior rights of the holders of the Company’s preferred stock.

Collab CA Equity Transactions

During the year ended September 30, 2025, the Company’s related party made contributions of $36,000, all consisting of non-cash in-kind services. During the year ended September 30, 2024, the Company’s sole member made contributions of $192,435, including cash contributions of $168,435 and in-kind services of $24,000.

During the year ended September 30, 2024, the Company had $441,211 in distributions, all consisting of cash.

The additions and contributions of Collab CA have been reflected in additional-paid in capital.

Collab Z Equity Transactions

In September 2024, the Company issued 540,891 shares to employees and consultants for services performed. The Company determined a fair value per share of $0.26 using a market-based approach whereby management identified public market comparable companies and applied a revenue multiple based on the average observed. Management then applied a discount for lack of marketability and minority interest. The total fair value was $140,632, of which $120,287 was included in general and administrative expenses and $20,345 was included in cost of revenue in the consolidated statements of operations.

In March and April 2025, the Company acquired a 40% interest in various joint ventures through the issue of 60,000 shares for a total consideration of $120,000, representing the fair value of the investment at the acquisition date of $2.00 per share using a market participation exit approach under ASC 820 whereby management considered factors such as the expected timing and offering price of the anticipated IPO, and the underlying price of other equity transactions.

In the event that the Company fails to consummate an initial public offering of its securities (the “Collab IPO”) on or prior to December 31, 2026 (the “Collab IPO Deadline”):

(a)	The joint venture partner shall have the option to:

(i)	Surrender all securities of the Company purchased pursuant to an equity sale; and

(ii)	Receive in exchange for such surrendered securities Collab’s member interests.

(iii)	The Company shall pay the joint venture partner an amount equal to the total capital contributions made by the joint venture partner as of the option exercise date minus the total distributions received by the joint venture partner as of the option exercise date.

(b)	The Company shall have the option to:

(i)	Surrender all its member’s interests; and

(ii)	Receive in exchange for such surrendered interests the securities of its member purchased pursuant to an equity sale.

(iii)	The Company shall pay the joint venture partner an amount equal to the total capital contributions made by the joint venture partner as of the option exercise date minus the total distributions received by the joint venture partner as of the option exercise date.

(c)	In the event that both the joint venture and the Company elect to exercise their respective options concurrently, the Company’s right to exercise shall take precedence.

The shares issued pursuant to the Joint Venture Agreement were determined to contain certain redemption rights and subject to the occurrence of uncertain future events (the Collab IPO) pursuant to ASC 480, and therefore the value of $120,000 was included within temporary equity on the consolidated balance sheet.

The assumptions in estimating the fair value of common stock include the identification of comparable companies, and appropriate discounts based on the facts and circumstances. These estimates are highly subjective. Management will be required to estimate fair value, until such point in time that the Company had observable transactions or its shares are become quoted on an exchange.